Lease Liability (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Lease Liability
Schedule of Lease Liability

As of March 31, 2025, and December 31, 2024, The Company’s undiscounted lease obligations consisted of the following:

	March 31,	December 31,
	2025	2024
Gross lease obligation – minimum lease payments
1 year	$192,087	$200,755
2- 3 years	19,375	64,375
4-5 years	-	-

Future interest expense on lease obligations	(6,322)	(13,480)
Total lease liability	205,140	251,650

Current lease liability	185,175	189,368
Non-current lease liability	19,965	62,282
Total lease liability	205,140	251,650

As of June 30, 2025, and December 31, 2024, The Company’s undiscounted lease obligations consisted of the following:

	June 30,	December 31,
	2025	2024
Gross lease obligation – minimum lease payments
1 year	$160,618	$200,755
2- 3 years	39,725	64,375
4-5 years	-	-

Future interest expense on lease obligations	(17,412)	(13,480)
Total lease liability	182,931	251,650

Current lease liability	164,028	189,368
Non-current lease liability	18,903	62,282
Total lease liability	182,931	251,650

As of December 31, 2024, and December 31, 2023, The Company’s undiscounted lease obligations consisted of the following:

	December 31,	December 31,
	2024	2023
Gross lease obligation – minimum lease payments
1 year	$200,755	$393,673
2- 3 years	64,375	73,588
4-5 years	-	-

Future interest expense on lease obligations	(13,480)	(41,927)
Total lease liability	251,650	425,334

Current lease liability	189,368	353,526
Non-current lease liability	62,282	71,808
Total lease liability	$251,650	$425,334